Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Forecasted Cash Flows for Interest Rate Risk - Interest rate risk [member] - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Hedged item Inflows [Member]
Hedged item
Interest rate risk		$ 8,894
Hedged item Inflows [Member] | Demand [Member]
Hedged item
Interest rate risk
Hedged item Inflows [Member] | Up to 1 month [Member]
Hedged item
Interest rate risk
Hedged item Inflows [Member] | Between 1 and 3 month [Member]
Hedged item
Interest rate risk		4,267
Hedged item Inflows [Member] | Between 3 and 12 months [Member]
Hedged item
Interest rate risk		4,627
Hedged item Inflows [Member] | Between 1 and 3 years [Member]
Hedged item
Interest rate risk
Hedged item Inflows [Member] | Between 3 and 5 years [Member]
Hedged item
Interest rate risk
Hedged item Inflows [Member] | More than 5 years [Member]
Hedged item
Interest rate risk
Hedged item Outflows [Member]
Hedged item
Interest rate risk	(140,611)	(26,660)
Hedged item Outflows [Member] | Demand [Member]
Hedged item
Interest rate risk
Hedged item Outflows [Member] | Up to 1 month [Member]
Hedged item
Interest rate risk	(7,483)	(288)
Hedged item Outflows [Member] | Between 1 and 3 month [Member]
Hedged item
Interest rate risk	(13,555)	(733)
Hedged item Outflows [Member] | Between 3 and 12 months [Member]
Hedged item
Interest rate risk	(68,956)	(5,993)
Hedged item Outflows [Member] | Between 1 and 3 years [Member]
Hedged item
Interest rate risk	(39,724)	(10,273)
Hedged item Outflows [Member] | Between 3 and 5 years [Member]
Hedged item
Interest rate risk	(7,913)	(5,063)
Hedged item Outflows [Member] | More than 5 years [Member]
Hedged item
Interest rate risk	(2,980)	(4,310)
Hedged item Net flows [Member]
Hedged item
Interest rate risk	(140,611)	(17,766)
Hedged item Net flows [Member] | Demand [Member]
Hedged item
Interest rate risk
Hedged item Net flows [Member] | Up to 1 month [Member]
Hedged item
Interest rate risk	(7,483)	(288)
Hedged item Net flows [Member] | Between 1 and 3 month [Member]
Hedged item
Interest rate risk	(13,555)	3,534
Hedged item Net flows [Member] | Between 3 and 12 months [Member]
Hedged item
Interest rate risk	(68,956)	(1,366)
Hedged item Net flows [Member] | Between 1 and 3 years [Member]
Hedged item
Interest rate risk	(39,724)	(10,273)
Hedged item Net flows [Member] | Between 3 and 5 years [Member]
Hedged item
Interest rate risk	(7,913)	(5,063)
Hedged item Net flows [Member] | More than 5 years [Member]
Hedged item
Interest rate risk	(2,980)	(4,310)
Hedging instrument Inflows [Member]
Hedged item
Interest rate risk		(8,894)
Hedging instrument Inflows [Member] | Demand [Member]
Hedged item
Interest rate risk
Hedging instrument Inflows [Member] | Up to 1 month [Member]
Hedged item
Interest rate risk
Hedging instrument Inflows [Member] | Between 1 and 3 month [Member]
Hedged item
Interest rate risk		(4,267)
Hedging instrument Inflows [Member] | Between 3 and 12 months [Member]
Hedged item
Interest rate risk		(4,627)
Hedging instrument Inflows [Member] | Between 1 and 3 years [Member]
Hedged item
Interest rate risk
Hedging instrument Inflows [Member] | Between 3 and 5 years [Member]
Hedged item
Interest rate risk
Hedging instrument Inflows [Member] | More than 5 years [Member]
Hedged item
Interest rate risk
Hedging instrument Outflows [Member]
Hedged item
Interest rate risk	140,611	26,660	[1]
Hedging instrument Outflows [Member] | Demand [Member]
Hedged item
Interest rate risk			[1]
Hedging instrument Outflows [Member] | Up to 1 month [Member]
Hedged item
Interest rate risk	7,483	288	[1]
Hedging instrument Outflows [Member] | Between 1 and 3 month [Member]
Hedged item
Interest rate risk	13,555	733	[1]
Hedging instrument Outflows [Member] | Between 3 and 12 months [Member]
Hedged item
Interest rate risk	68,956	5,993	[1]
Hedging instrument Outflows [Member] | Between 1 and 3 years [Member]
Hedged item
Interest rate risk	39,724	10,273	[1]
Hedging instrument Outflows [Member] | Between 3 and 5 years [Member]
Hedged item
Interest rate risk	7,913	5,063	[1]
Hedging instrument Outflows [Member] | More than 5 years [Member]
Hedged item
Interest rate risk	2,980	4,310	[1]
Hedging instrument Net flows [Member]
Hedged item
Interest rate risk	140,611	17,766
Hedging instrument Net flows [Member] | Demand [Member]
Hedged item
Interest rate risk
Hedging instrument Net flows [Member] | Up to 1 month [Member]
Hedged item
Interest rate risk	7,483	288
Hedging instrument Net flows [Member] | Between 1 and 3 month [Member]
Hedged item
Interest rate risk	13,555	(3,534)
Hedging instrument Net flows [Member] | Between 3 and 12 months [Member]
Hedged item
Interest rate risk	68,956	1,366
Hedging instrument Net flows [Member] | Between 1 and 3 years [Member]
Hedged item
Interest rate risk	39,724	10,273
Hedging instrument Net flows [Member] | Between 3 and 5 years [Member]
Hedged item
Interest rate risk	7,913	5,063
Hedging instrument Net flows [Member] | More than 5 years [Member]
Hedged item
Interest rate risk	$ 2,980	$ 4,310

[1]	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.